Condensed consolidating financial information (Tables)	12 Months Ended
Dec. 31, 2010
Condensed consolidating financial information (Tables) [Abstract]
Condensed Consolidating Balance Sheet

(in millions)	Express Scripts, Inc.	Guarantors	Non- Guarantors	Eliminations	Consolidated
As of December 31, 2010
Cash and cash equivalents	$456.7	$9.0	$58.0	$—	$523.7
Restricted cash and investments	—	11.7	4.6	—	16.3
Receivables, net	1,175.6	536.2	9.1	—	1,720.9
Other current assets	249.0	396.0	35.4	—	680.4

Total current assets	1,881.3	952.9	107.1	—	2,941.3

Property and equipment, net	231.5	127.2	14.0	—	372.7
Investments in subsidiaries	6,382.2	—	—	(6,382.2)	—
Intercompany	—	3,214.0	—	(3,214.0)	—
Goodwill	2,921.4	2,538.8	26.0	—	5,486.2
Other intangible assets, net	1,426.2	294.8	4.0	—	1,725.0
Other assets	20.6	10.1	1.9	—	32.6

Total assets	$12,863.2	$7,137.8	$153.0	$(9,596.2)	$10,557.8

Claims and rebates payable	$2,664.9	$1.6	$—	$—	$2,666.5
Accounts payable	634.4	17.7	4.6	—	656.7
Accrued expenses	288.7	294.5	10.7	—	593.9
Current maturities of long-term debt	—	0.1	—	—	0.1

Total current liabilities	3,588.0	313.9	15.3	—	3,917.2

Long-term debt	2,493.7	—	—	—	2,493.7
Intercompany	3,094.8	—	119.2	(3,214.0)	—
Other liabilities	80.1	455.5	4.7	—	540.3
Stockholders’ equity	3,606.6	6,368.4	13.8	(6,382.2)	3,606.6

Total liabilities and stockholders’ equity	$12,863.2	$7,137.8	$153.0	$(9,596.2)	$10,557.8

As of December 31, 2009
Cash and cash equivalents	$1,005.0	$10.0	$55.4	$—	$1,070.4
Restricted cash and investments	—	7.5	1.6	—	9.1
Receivables, net	1,179.8	1,326.7	9.9	—	2,516.4
Other current assets	196.0	340.6	5.6	—	542.2
Current assets of discontinued operations	—	—	5.4	—	5.4

Total current assets	2,380.8	1,684.8	77.9	—	4,143.5

Property and equipment, net	239.6	96.5	11.0	—	347.1
Investments in subsidiaries	5,970.2	—	—	(5,970.2)	—
Intercompany	—	2,500.2	—	(2,500.2)	—
Goodwill	2,939.2	2,533.1	24.8	—	5,497.1
Other intangible assets, net	1,543.9	332.6	4.3	—	1,880.8
Other assets	21.3	8.5	1.9	—	31.7
Noncurrent assets of discontinued operations	—	—	31.0	—	31.0

Total assets	$13,095.0	$7,155.7	$150.9	$(8,470.4)	$11,931.2

Claims and rebates payable	$2,264.3	$586.4	$—	$—	$2,850.7
Accounts payable	674.4	29.0	3.0	—	706.4
Accrued expenses	312.7	225.2	11.3	—	549.2
Current maturities of long-term debt	1,340.0	0.1	—	—	1,340.1
Current liabilities of discontinued operations	—	—	10.4	—	10.4

Total current liabilities	4,591.4	840.7	24.7	—	5,456.8

Long-term debt	2,492.5	—	—	—	2,492.5
Intercompany	2,387.2	—	113.0	(2,500.2)	—
Other liabilities	72.1	356.3	1.7	—	430.1
Stockholders’ equity	3,551.8	5,958.7	11.5	(5,970.2)	3,551.8

Total liabilities and stockholders’ equity	$13,095.0	$7,155.7	$150.9	$(8,470.4)	$11,931.2

Condensed Consolidating Statement of Operations

(in millions)	Express Scripts, Inc.	Guarantors	Non- Guarantors	Eliminations	Consolidated
For the year ended December 31, 2010
Revenues	$29,594.6	$15,287.8	$90.8	$—	$44,973.2
Operating expenses	28,176.8	14,635.8	89.7	—	42,902.3

Operating income	1,417.8	652.0	1.1	—	2,070.9
Interest (expense) income, net	(156.2)	(6.2)	0.2	—	(162.2)

Income before income taxes	1,261.6	645.8	1.3	—	1,908.7
Provision for income taxes	462.3	241.0	0.8	—	704.1

Net income from continuing operations	799.3	404.8	0.5	—	1,204.6
Net loss from discontinued operations, net of tax	—	—	(23.4)	—	(23.4)
Equity in earnings of subsidiaries	381.9	—	—	(381.9)	—

Net income (loss)	$1,181.2	$404.8	$(22.9)	$(381.9)	$1,181.2

For the year ended December 31, 2009
Revenues	$14,642.9	$10,004.2	$75.2	$—	$24,722.3
Operating expenses	13,654.9	9,497.7	72.2	—	23,224.8

Operating income	988.0	506.5	3.0	—	1,497.5
Interest expense, net	(179.6)	(6.5)	(3.0)	—	(189.1)

Income before income taxes	808.4	500.0	—	—	1,308.4
Provision for income taxes	293.0	185.9	2.9	—	481.8

Net income (loss) from continuing operations	515.4	314.1	(2.9)	—	826.6
Net income from discontinued operations, net of tax	—	—	1.0	—	1.0
Equity in earnings of subsidiaries	312.2	—	—	(312.2)	—

Net income (loss)	$827.6	$314.1	$(1.9)	$(312.2)	$827.6

For the year ended December 31, 2008
Revenues	$9,674.6	$12,208.4	$58.2	$—	$21,941.2
Operating expenses	8,865.9	11,737.7	63.3	—	20,666.9

Operating income (loss)	808.7	470.7	(5.1)	—	1,274.3
Non-operating charges, net	(2.0)	—	—	—	(2.0)
Undistributed loss from joint venture	(0.3)	—	—	—	(0.3)
Interest expense, net	(49.7)	(13.1)	(1.8)	—	(64.6)

Income (loss) before income taxes	756.7	457.6	(6.9)	—	1,207.4
Provision for income taxes	275.4	157.5	(1.4)		431.5

Net income (loss) from continuing operations	481.3	300.1	(5.5)	—	775.9
Net income from discontinued operations, net of tax	—	—	0.2	—	0.2
Equity earnings of subsidiaries	294.8	—	—	(294.8)	—

Net income (loss)	$776.1	$300.1	$(5.3)	$(294.8)	$776.1

Condensed Consolidating Statement of Cash Flows

(in millions)	Express Scripts, Inc.	Guarantors	Non- Guarantors	Eliminations	Consolidated
For the year ended December 31, 2010
Net cash flows provided by (used in) operating activities	$1,709.3	$773.2	$16.8	$(381.9)	$2,117.4

Cash flows from investing activities:
Purchase of property and equipment	(53.1)	(61.3)	(5.5)	—	(119.9)
Purchase of short-term investments	—	—	(38.0)	—	(38.0)
Other	17.6	(4.3)	(0.5)	—	12.8

Net cash used in investing activities – continuing operations	(35.5)	(65.6)	(44.0)	—	(145.1)
Net cash used in investing activities – discontinued operations	—	—	(0.8)	—	(0.8)

Net cash used in investing activities	(35.5)	(65.6)	(44.8)	—	(145.9)

Cash flows from financing activities:
Repayment of long-term debt	(1,340.1)	—	—	—	(1,340.1)
Treasury stock acquired	(1,276.2)	—	—	—	(1,276.2)
Tax benefit relating to employee stock-based compensation	58.9	—	—	—	58.9
Net proceeds from employee stock plans	35.3	—	—	—	35.3
Deferred financing fees	(3.9)	—	—	—	(3.9)
Other	3.0	—	—	—	3.0
Net transactions with parent	300.9	(708.6)	25.8	381.9	—

Net cash (used in) provided by financing activities	(2,222.1)	(708.6)	25.8	381.9	(2,523.0)

Effect of foreign currency translation adjustment	—	—	4.8	—	4.8

Net (decrease) increase in cash and cash equivalents	(548.3)	(1.0)	2.6	—	(546.7)
Cash and cash equivalents at beginning of year	1,005.0	10.0	55.4	—	1,070.4

Cash and cash equivalents at end of year	$456.7	$9.0	$58.0	$—	$523.7

Condensed Consolidating Statement of Cash Flows

(in millions)	Express Scripts, Inc.	Guarantors	Non- Guarantors	Eliminations	Consolidated
For the year ended December 31, 2009
Net cash flows provided by (used in) operating activities	$1,684.9	$385.2	$13.6	$(312.2)	$1,771.5

Cash flows from investing activities:
Acquisitions, net of cash acquired	(8,881.7)	(465.9)	—	4,675.0	(4,672.6)
Purchase of short-term investments	(1,201.4)	—	—	—	(1,201.4)
Sale of short-term investments	1,198.9	—	—	—	1,198.9
Purchase of property and equipment	(116.6)	(22.6)	(8.3)	—	(147.5)
Other	6.4	(2.7)	(1.6)	—	2.1

Net cash (used in) provided by investing activities – continuing operations	(8,994.4)	(491.2)	(9.9)	4,675.0	(4,820.5)
Net cash used in investing activities – discontinued operations	—	—	(1.9)	—	(1.9)

Net cash (used in) provided by investing activities	(8,994.4)	(491.2)	(11.8)	4,675.0	(4,822.4)

Cash flows from financing activities:
Proceeds from long-term debt, net of discounts	2,491.6	—	—	—	2,491.6
Net proceeds from stock issuance	1,569.1	—	—	—	1,569.1
Repayment of long-term debt	(420.1)	—	—	—	(420.1)
Deferred financing fees	(79.5)	—	—	—	(79.5)
Tax benefit relating to employee stock-based compensation	13.4	—	—	—	13.4
Net proceeds from employee stock plans	12.5	—	—	—	12.5
Net transactions with parent	4,239.4	107.1	16.3	(4,362.8)	—

Net cash provided by (used in) financing activities	7,826.4	107.1	16.3	(4,362.8)	3,587.0

Effect of foreign currency translation adjustment	—	—	3.6	—	3.6

Net increase in cash and cash equivalents	516.9	1.1	21.7	—	539.7
Cash and cash equivalents at beginning of year	488.1	8.9	33.7	—	530.7

Cash and cash equivalents at end of year	$1,005.0	$10.0	$55.4	$—	$1,070.4

Condensed Consolidating Statement of Cash Flows

(in millions)	Express Scripts, Inc.	Guarantors	Non- Guarantors	Eliminations	Consolidated
For the year ended December 31, 2008
Net cash flows provided by (used in) operating activities	$1,265.2	$84.6	$48.0	$(294.8)	$1,103.0

Cash flows from investing activities:
Acquisitions, net of cash acquired, and investment in joint venture	(251.5)	—	—	—	(251.5)
Purchase of property and equipment	(66.8)	(9.7)	(7.3)	—	(83.8)
Proceeds from sale of business	27.7	—	—	—	27.7
Other	(11.0)	—	—	—	(11.0)

Net cash used in investing activities – continuing operations	(301.6)	(9.7)	(7.3)	—	(318.6)
Net cash used in investing activities – discontinued operations	—	—	(2.0)	—	(2.0)

Net cash used in investing activities	(301.6)	(9.7)	(9.3)	—	(320.6)

Cash flows from financing activities:
Treasury stock acquired	(494.4)	—	—	—	(494.4)
Repayment of long-term debt	(260.0)	—	—	—	(260.0)
Tax benefit relating to employee stock-based compensation	42.1	—	—	—	42.1
Net proceeds from employee stock plans	31.9	—	—	—	31.9
Net transactions with parent	(181.4)	(82.4)	(31.0)	294.8	—

Net cash (used in) provided by financing activities	(861.8)	(82.4)	(31.0)	294.8	(680.4)

Effect of foreign currency translation adjustment	—	—	(6.0)	—	(6.0)

Net increase (decrease) in cash and cash equivalents	101.8	(7.5)	1.7	—	96.0
Cash and cash equivalents at beginning of year	386.3	16.4	32.0	—	434.7

Cash and cash equivalents at end of year	$488.1	$8.9	$33.7	$—	$530.7